PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance	$ 30,987	$ 71,651
Prepaid consulting services	$ 20,000	37,500
Clinical trial		109,119
Other	$ 10,866	34,832
Prepaid expenses and other current assets	$ 61,853	$ 253,102